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                    Skadden, Arps, Slate, Meagher & Flom LLP
                              333 West Wacker Drive
                                   Suite 2100
                             Chicago, Illinois 60610


                                             June 30, 2005


Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


      Re: Van Kampen Municipal Opportunity Trust
          Registration Statement on Form N-14
          (File No. 811-06567)
          -------------------------------------------------

Ladies and Gentlemen:

         Van Kampen Municipal Opportunity Trust (the "Registrant") hereby files via EDGAR one electronically signed copy of its Registration Statement on Form N-14 (the "Registration Statement") in connection with the reorganization of Van Kampen Advantage Municipal Income Trust into the Registrant, complete with certain exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits are filed pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated thereunder.


         Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (312) 407-0641 or Lou Anne McInnis at (212) 762-5262.

                                             Sincerely,

                                             /s/ Kevin T. Hardy
                                             -------------------------------
                                             Kevin T. Hardy